Offerings - Offering: 1	Oct. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	4,735,295
Proposed Maximum Offering Price per Unit	85.00
Maximum Aggregate Offering Price	$ 402,500,075.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 35,017.51
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the registrant's Registration Statement on Form S-3ASR (Registration No. 333-297063). Assumes exercise in full of the underwriters' option to purchase up to 617,647 shares of common stock.